                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03639

Morgan Stanley Developing Growth Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York               10020
         (Address of principal executive offices)          (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
               (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2007

Date of reporting period: March 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Developing Growth Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended March 31, 2007

Total Return for the 6 Months Ended March 31, 2007

Class A	Class B	Class C	Class D	Russell Midcap® Growth Index[1]	Lipper Mid-Cap Growth Funds Index[2]
11.59%	11.22%	11.18%	11.75%	11.18%	12.82%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The U.S. equity market progressed amid much volatility over the six-month period ended March 31, 2007. The period began on an upbeat note as stocks continued to benefit from the Federal Open Market Committee’s (the ‘‘Fed’’) decision to halt its monetary tightening policy, leaving the target federal funds rate unchanged through the end of the reporting period. Around the same time, oil prices receded from their record high set in July, which boosted consumer retail spending during the back-to-school season. Despite the mounting evidence of the slowing economy and the softening of the housing market, investors’ enthusiasm remained strong and the market advanced at a steady, albeit more modest, pace through the end of 2006.

The equity market stayed in positive territory through January and most of February as merger and acquisition (M&A) activity continued to be strong, stock buybacks and dividend increases sustained positive sentiment for stocks, corporate earnings reports were still met or exceeded expectations and company balance sheets remained healthy. However, this upward momentum was abruptly halted on February 27th when a market sell-off in China occurred following news of tightening credit standards. This decline had a negative impact across the global markets, including in the U.S. Moreover, unexpected comments regarding the possibility of a U.S. recession made by former Fed Chairman Alan Greenspan and reported difficulties in the U.S. sub-prime mortgage markets further eroded investor sentiment. In March, the markets began to regain some lost ground, but remained below their previous highs at the end of the period.

Performance Analysis

Morgan Stanley Developing Growth Securities Trust Class A, B and D shares outperformed the Russell Midcap® Growth Index, Class C shares performed in line with the Russell Midcap Growth Index, and all share classes underperformed the Lipper Mid-Cap Growth Funds Index for the six months ended March 31, 2007, assuming no deduction of applicable sales charges.

For the period, the Fund outperformed the Russell Midcap Growth Index (with the exception of the Fund’s Class C shares, which performed in line) due to both stock selection and sector allocation decisions. Within the consumer discretionary sector, stock selection and a large overweight allocation added to relative returns. Here, the Fund’s focus on the hotel/motel, radio and television broadcasters, and commercial services segments benefited performance. In the consumer staples sector, investment in certain tobacco and food companies also turned out to be advantageous. Rounding out the top contributors was the health care sector, where stock selection — in particular, a holding of a heath care services company — and an underweight allocation had a favorable impact on total returns.

Other decisions had a negative impact on the Fund’s relative performance. Selection of certain transportation and logistics companies within the auto and transportation sector diminished overall returns. In the financial services sector, stock selection in investment management companies, coupled with the Fund’s avoidance of real estate investment trusts (REITs), also hindered the Fund’s relative performance. For the materials and processing sector, an underweight allocation versus the Russell Index was detrimental to relative returns as this sector performed strongly during the period.

At the end of the reporting period, the consumer discretionary sector represented the largest sector weight and overweight in the Fund, followed by the health care and financial services sectors. The health care and financial services sectors were underweighted versus the Russell Midcap Growth Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Ultra Petroleum Corp. (Canada)	4.6%
Corporate Executive Board Co. (The)	3.6
Grupo Televisa S.A. (ADR) (Mexico)	3.5
NII Holdings, Inc.	3.4
C.H. Robinson Worldwide, Inc.	3.1
Amazon.com, Inc.	3.0
Abercrombie & Fitch Co. (Class A)	3.0
Monster Worldwide, Inc.	3.0
Wynn Resorts, Ltd.	2.8
Dade Behring Holdings, Inc.	2.8

TOP FIVE INDUSTRIES
Oil & Gas Production	7.3%
Miscellaneous Commercial Services	6.0
Air Freight/Couriers	5.5
Internet Software/Services	4.9
Other Consumer Services	4.7

Data as of March 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in common stocks (including depositary receipts) and other equity securities. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Investment Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures
and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2007

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/29/83)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DGRAX		DGRBX		DGRCX		DGRDX
1 Year	3.43%[3]		2.68%[3]		2.64%[3]		3.69%	[3]
	(2.00)	[4]	(2.32)	[4]	1.64	[4]	—
5 Years	11.31	[3]	10.46	[3]	10.48	[3]	11.57	[3]
	10.12	[4]	10.19	[4]	10.48	[4]	—
10 Years	—		9.72	[3]	—		—
	—		9.72	[4]	—		—
Since Inception	8.24	[3]	8.58	[3]	7.43	[3]	8.48	[3]
	7.64	[4]	8.58	[4]	7.43	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Mid-Cap Growth Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/06 – 03/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/01/06	03/31/07	10/01/06 – 03/31/07
Class A
Actual (11.59% return)	$1,000.00	$1,115.90	$5.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.75	$5.24
Class B
Actual (11.22% return)	$1,000.00	$1,112.20	$9.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.91	$9.10
Class C
Actual (11.18% return)	$1,000.00	$1,111.80	$9.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.91	$9.10
Class D
Actual (11.75% return)	$1,000.00	$1,117.50	$4.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.89	$4.08

*	Expenses are equal to the Fund’s annualized expense ratios of 1.04%, 1.81%, 1.81% and 0.81% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Developing Growth Securities Trust

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.9%)
	Advertising/Marketing Services (2.7%)
65,343	Focus Media Holdings Ltd. (ADR) (Cayman Islands)*	$ 5,126,812
103,518	Lamar Advertising Co. (Class A)*	6,518,528
		11,645,340
	Air Freight/Couriers (5.5%)
280,512	C.H. Robinson Worldwide, Inc.	13,394,448
259,324	Expeditors International of Washington, Inc.	10,715,268
		24,109,716
	Apparel/Footwear Retail (4.0%)
173,983	Abercrombie & Fitch Co. (Class A)	13,167,033
168,749	Urban Outfitters, Inc.*	4,473,536
		17,640,569
	Biotechnology (2.4%)
181,353	Techne Corp.*	10,355,256
	Broadcasting (3.5%)
506,617	Grupo Televisa S.A. (ADR) (Mexico)	15,097,187
	Casino/Gaming (2.8%)
130,643	Wynn Resorts, Ltd.	12,392,795
	Chemicals: Major Diversified (1.1%)
103,760	Cabot Corp.	4,952,465
	Construction Materials (1.5%)
85,313	Texas Industries, Inc.	6,443,691
	Electronic Production Equipment (1.3%)
140,746	Tessera Technologies, Inc.*	5,593,246
	Financial Conglomerates (1.5%)
221,826	Leucadia National Corp.	6,526,121
	Gas Distributors (1.0%)
51,020	Questar Corp.	4,551,494
	Home Building (3.0%)
119,818	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	6,943,453
8,928	NVR, Inc.*	5,937,120
		12,880,573
	Hotels/Resorts/Cruiselines (4.2%)
125,817	Choice Hotels International, Inc.	4,457,696
134,662	Hilton Hotels Corp.	4,842,446
357,598	Intercontinental Hotels (ADR) (United Kingdom)	8,843,399
		18,143,541
	Insurance Brokers/Services (2.8%)
157,125	Brown & Brown, Inc.	4,245,518
211,928	ChoicePoint, Inc.*	7,932,465
		12,177,983
	Internet Retail (3.0%)
332,122	Amazon.com, Inc.*	13,215,134
	Internet Software/Services (4.9%)
50,639	Baidu.com, Inc. (ADR) (Cayman Islands)*	4,889,195
78,688	Equinix Inc.*	6,738,053
30,240	NHN Corp. (South Korea)*	4,433,829
1,570,000	Tencent Holdings Ltd.* (Hong Kong)	5,123,693
		21,184,770
	Investment Managers (3.5%)
279,435	Calamos Asset Management Inc. (Class A)	6,236,989
18,791	Fortress Investment Group LLC (Class A)	538,926
416,806	Janus Capital Group, Inc.*	8,715,413
		15,491,328
	Investment Trusts/ Mutual Funds (2.7%)
703,726	Aeroplan Income Fund (Canada)	11,888,293

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Portfolio of Investments March 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Medical Specialties (2.8%)
276,830	Dade Behring Holdings, Inc.	$ 12,138,996
	Miscellaneous Commercial Services (6.0%)
208,658	Corporate Executive Board Co. (The)	15,849,662
388,141	Iron Mountain Inc.*	10,142,124
		25,991,786
	Miscellaneous Manufacturing (1.5%)
205,841	Pentair, Inc.	6,414,006
	Oil & Gas Production (7.3%)
290,541	Southwestern Energy Co.*	11,906,370
378,254	Ultra Petroleum Corp. (Canada)*	20,096,635
		32,003,005
	Other Consumer Services (4.7%)
150,076	Apollo Group, Inc. (Class A)*	6,588,336
209,362	Expedia, Inc. *	4,853,011
58,624	ITT Educational Services, Inc.*	4,777,270
92,435	Weight Watchers International, Inc.	4,260,329
		20,478,946
	Packaged Software (1.6%)
162,182	Salesforce.com Inc.*	6,944,633
	Personnel Services (3.0%)
272,484	Monster Worldwide, Inc.*	12,907,567
	Property – Casualty Insurers (1.5%)
17,457	Alleghany Corp.*	6,522,047
	Pulp & Paper (1.0%)
135,151	MeadWestvaco Corp.	4,168,057
	Real Estate Development (1.7%)
45,915	Forest City Enterprises, Inc. (Class A)	3,038,655
82,371	St. Joe Co. (The)	4,308,827
		7,347,482
	Restaurants (2.4%)
335,773	Wendy’s International, Inc.	10,509,695
	Savings Banks (1.5%)
144,122	People’s Bank	6,399,017
	Services to the Health Industry (2.0%)
108,517	Stericycle, Inc.	8,844,136
	Specialty Stores (3.0%)
68,643	AutoZone, Inc.*	8,795,914
128,459	PetSmart, Inc.	4,234,009
		13,029,923
	Specialty Telecommunications (1.9%)
265,200	Crown Castle International Corp.*	8,520,876
	Steel (1.2%)
92,374	Chaparral Steel Co.	5,373,396
	Wholesale Distributors (2.0%)
2,734,000	Li & Fung Ltd. (Hong Kong)*	8,590,002
	Wireless Telecommunications (3.4%)
198,259	NII Holdings, Inc.*	14,706,853
	Total Common Stocks
	(Cost $371,548,548)	435,179,925

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Portfolio of Investments March 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (0.7%)
	Repurchase Agreement
$3,031	Joint repurchase agreement account 5.33% due 04/02/07 (dated 03/30/07; proceeds $3,032,346) (a) (Cost $3,031,000)	$3,031,000

Total Investments (Cost $374,579,548) (b)	100.6%	438,210,925
Liabilities in Excess of OtherAssets	(0.6)	(2,611,645)
Net Assets	100.0%	$ 435,599,280

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $75,847,485 and the aggregate gross unrealized depreciation is $12,216,108, resulting in net unrealized appreciation of $63,631,377.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Summary of Investments March 31, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Production	$ 32,003,005	7.3%
Miscellaneous Commercial Services	25,991,786	5.9
Air Freight/Couriers	24,109,716	5.5
Internet Software/Services	21,184,770	4.8
Other Consumer Services	20,478,946	4.7
Hotels/Resorts/Cruiselines	18,143,541	4.1
Apparel/Footwear Retail	17,640,569	4.0
Investment Managers	15,491,328	3.5
Broadcasting	15,097,187	3.4
Wireless Telecommunications	14,706,853	3.4
Internet Retail	13,215,134	3.0
Specialty Stores	13,029,923	3.0
Personnel Services	12,907,567	2.9
Home Building	12,880,573	2.9
Casino/Gaming	12,392,795	2.8
Insurance Brokers/Services	12,177,983	2.8
Medical Specialties	12,138,996	2.8
Investment Trusts/Mutual Funds	11,888,293	2.7
Advertising/Marketing Services	11,645,340	2.7
Restaurants	10,509,695	2.4
Biotechnology	10,355,256	2.4
Services to the Health Industry	8,844,136	2.0
Wholesale Distributors	8,590,002	2.0
Specialty Telecommunications	8,520,876	1.9
Real Estate Development	7,347,482	1.7
Packaged Software	6,944,633	1.6
Financial Conglomerates	6,526,121	1.5
Property – Casualty Insurers	6,522,047	1.5
Construction Materials	6,443,691	1.5
Miscellaneous Manufacturing	6,414,006	1.5
Savings Banks	6,399,017	1.5
Electronic Production Equipment	5,593,246	1.3
Steel	5,373,396	1.2
Chemicals: Major Diversified	4,952,465	1.1
Gas Distributors	4,551,494	1.0
Pulp & Paper	4,168,057	1.0
Repurchase Agreement	3,031,000	0.7
	$438,210,925	100.0%

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Statements

Statement of Assets and Liabilities

March 31, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $374,579,548)	$438,210,925
Receivable for:
Investments sold	2,243,973
Dividends	208,591
Shares of beneficial interest sold	110,818
Interest	898
Prepaid expenses and other assets	29,525
Total Assets	440,804,730
Liabilities:
Payable for:
Investments purchased	4,059,499
Shares of beneficial interest redeemed	628,730
Distribution fee	184,790
Investment advisory fee	155,460
Transfer agent fee	37,777
Administration fee	29,611
Accrued expenses and other payables	109,583
Total Liabilities	5,205,450
Net Assets	$435,599,280
Composition of Net Assets:
Paid-in-capital	$419,644,067
Net unrealized appreciation	63,631,521
Accumulated net investment loss	(521,573)
Accumulated net realized loss	(47,154,735)
Net Assets	$435,599,280
Class A Shares:
Net Assets	$263,988,290
Shares Outstanding (unlimited authorized, $.01 par value)	8,760,822
Net Asset Value Per Share	$30.13
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$31.80
Class B Shares:
Net Assets	$124,025,966
Shares Outstanding (unlimited authorized, $.01 par value)	4,500,781
Net Asset Value Per Share	$27.56
Class C Shares:
Net Assets	$26,667,898
Shares Outstanding (unlimited authorized, $.01 par value)	964,445
Net Asset Value Per Share	$27.65
Class D Shares:
Net Assets	$20,917,126
Shares Outstanding (unlimited authorized, $.01 par value)	676,684
Net Asset Value Per Share	$30.91

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended March 31, 2007 (unaudited)

Net Investment Loss:
Income
Dividends (net of $27,092 foreign withholding tax)	$2,225,884
Interest	249,584
Total Income	2,475,468
Expenses
Investment advisory fee	941,897
Distribution fee (Class A shares)	307,559
Distribution fee (Class B shares)	665,303
Distribution fee (Class C shares)	134,796
Transfer agent fees and expenses	458,947
Administration fee	179,409
Shareholder reports and notices	139,539
Professional fees	33,992
Registration fees	27,155
Custodian fees	18,613
Trustees’ fees and expenses	5,515
Other	22,433
Total Expenses	2,935,158
Less: expense offset	(2,534)
Net Expenses	2,932,624
Net Investment Loss	(457,156)
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments	43,559,101
Foreign exchange transactions	(15,534)
Net Realized Gain	43,543,567
Net Change in Unrealized Appreciation/Depreciation on:
Investments	5,917,584
Net translation of other assets and liabilities denominated in foreign currencies	144
Net Appreciation	5,917,728
Net Gain	49,461,295
Net Increase	$49,004,139

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MARCH 31, 2007	FOR THE YEAR ENDED SEPTEMBER 30, 2006
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(457,156)	$(1,966,160)
Net realized gain	43,543,567	64,903,464
Net change in unrealized appreciation	5,917,728	(26,962,374)
Net Increase	49,004,139	35,974,930
Net decrease from transactions in shares of beneficial interest	(53,335,615)	(148,287,033)
Net Decrease	(4,331,476)	(112,312,103)
Net Assets:
Beginning of period	439,930,756	552,242,859
End of Period (Including accumulated net investment losses of $521,573 and $64,417, respectively)	$435,599,280	$439,930,756

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2007 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Developing Growth Securities Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2007 (unaudited) continued

during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2007 (unaudited) continued

losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million and 0.395% to the portion of the daily net assets exceeding $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

For the period November 18, 2005 through November 18, 2006, the Investment Adviser had agreed to cap the Fund’s operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund’s ‘‘other expenses’’ and/or waiving the Fund’s advisory fees, and the Administrator had agreed to waive the Fund’s administrative fees, to the extent such operating expenses on an annualized basis exceed 0.87% of the average daily net assets of the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2007 (unaudited) continued

Fund’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $30,141,032 at March 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $245, $50,787 and $1,235, respectively and received $26,619 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2007 aggregated $169,282,773 and $212,300,045, respectively. Included in the aforementioned transactions are purchases and a sale of $360,211, and $222,794, respectively with other Morgan Stanley funds, including a net realized gain of $125,650.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

For the six months ended March 31, 2007, the Fund incurred brokerage commissions of $289 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2007 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2007 included in Trustees’ fees and expenses in the Statement of Operations amounted to $1,128. At March 31, 2007, the Fund had an accrued pension liability of $60,971 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2007 (unaudited) continued

As of September 30, 2006, the Fund had a net capital loss carryforward of $90,468,447 of which $4,540,398 will expire on September 30, 2009, $35,628,939 will expire on September 30, 2010 and $50,299,110 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

8.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MARCH 31, 2007		FOR THE YEAR ENDED SEPTEMBER 30, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	250,511	$7,347,178	897,906	$24,624,550
Conversion from Class B	156,198	4,628,202	517,416	13,989,922
Redeemed	(1,147,800)	(33,716,414)	(2,354,310)	(63,563,760)
Net decrease – Class A	(741,091)	(21,741,034)	(938,988)	(24,949,288)
CLASS B SHARES
Sold	72,951	1,948,955	382,614	9,691,734
Conversion to Class A	(170,505)	(4,628,202)	(561,321)	(13,989,922)
Redeemed	(859,336)	(23,040,812)	(1,863,413)	(46,351,442)
Net decrease – Class B	(956,890)	(25,720,059)	(2,042,120)	(50,649,630)
CLASS C SHARES
Sold	29,660	804,489	117,690	3,010,813
Redeemed	(129,338)	(3,462,159)	(283,877)	(7,082,829)
Net decrease – Class C	(99,678)	(2,652,670)	(166,187)	(4,072,016)
CLASS D SHARES
Sold	23,010	693,241	109,194	3,004,175
Redeemed	(130,884)	(3,915,093)	(2,660,550)	(71,620,274)
Net decrease – Class D	(107,874)	(3,221,852)	(2,551,356)	(68,616,099)
Net decrease in Fund	(1,905,533)	$(53,335,615)	(5,698,651)	$(148,287,033)

Morgan Stanley Developing Growth Securities Trust

Notes to Financial Statements March 31, 2007 (unaudited) continued

9.   Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Developing Growth Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED MARCH 31, 2007		FOR THE YEAR ENDED SEPTEMBER 30,
			2006	2005	2004		2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$27.00		$25.18	$19.83	$16.53		$12.52	$15.20
Income (loss) from investment operations:
Net investment income (loss)‡	0.01		(0.03)	(0.14)	(0.12)		(0.09)	(0.11)
Net realized and unrealized gain (loss)	3.12		1.85	5.49	3.42		4.10	(2.57)
Total income (loss) from investment operations	3.13		1.82	5.35	3.30		4.01	(2.68)
Net asset value, end of period	$30.13		$27.00	$25.18	$19.83		$16.53	$12.52
Total Return†	11.59	% (1)	7.23%	26.98%	19.96%		32.03%	(17.63)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.04	% (2)	1.04%	1.09%	1.01	%(4)	1.06%	1.02%
Net investment income (loss)	0.06	% (2)	(0.12)%	(0.61)%	(0.62)	% (4)	(0.62)%	(0.68)%
Supplemental Data:
Net assets, end of period, in thousands	$263,988		$256,512	$262,913	$49,312		$25,111	$14,826
Portfolio turnover rate	39	% (1)	59%	115%	149%		202%	237%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Investment Adviser had not waived part of its investment advisory fee, the expense and net investment loss ratios to average net assets would have been 1.04% and (0.65)%, respectively.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2007		FOR THE YEAR ENDED SEPTEMBER 30,
			2006	2005	2004		2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period.	$24.78		$23.29	$18.49	$15.53		$11.86	$14.51
Income (loss) from investment operations:
Net investment loss‡	(0.10)		(0.22)	(0.28)	(0.24)		(0.19)	(0.23)
Net realized and unrealized gain (loss)	2.88		1.71	5.08	3.20		3.86	(2.42)
Total income (loss) from investment operations	2.78		1.49	4.80	2.96		3.67	(2.65)
Net asset value, end of period	$27.56		$24.78	$23.29	$18.49		$15.53	$11.86
Total Return†	11.22	%(1)	6.40%	25.96%	19.06%		30.94%	(18.26)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.81	%(2)	1.80%	1.85%	1.78	%(4)	1.87%	1.80%
Net investment loss.	(0.71)	% (2)	(0.88)%	(1.37)%	(1.39)	% (4)	(1.43)%	(1.46)%
Supplemental Data:
Net assets, end of period, in thousands	$124,026		$135,254	$174,688	$389,848		$293,619	$276,387
Portfolio turnover rate	39	%(1)	59%	115%	149%		202%	237%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Investment Adviser had not waived part of its investment advisory fee, the expense and net investment loss ratios to average net assets would have been 1.81% and (1.42)%, respectively.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2007		FOR THE YEAR ENDED SEPTEMBER 30,
			2006	2005	2004		2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$24.87		$23.37	$18.55	$15.57		$11.88	$14.54
Income (loss) from investment operations:
Net investment loss‡	(0.10)		(0.22)	(0.28)	(0.24)		(0.19)	(0.23)
Net realized and unrealized gain (loss)	2.88		1.72	5.10	3.22		3.88	(2.43)
Total income (loss) from investment operations	2.78		1.50	4.82	2.98		3.69	(2.66)
Net asset value, end of period	$27.65		$24.87	$23.37	$18.55		$15.57	$11.88
Total Return†	11.18	%(1)	6.42%	25.98%	19.14%		31.06%	(18.29)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.81	%(2)	1.80%	1.81%	1.78	%(4)	1.82%	1.80%
Net investment loss	(0.71)	% (2)	(0.88)%	(1.33)%	(1.39)	% (4)	(1.38)%	(1.46)%
Supplemental Data:
Net assets, end of period, in thousands	$26,668		$26,462	$28,754	$29,208		$6,912	$5,986
Portfolio turnover rate	39	%(1)	59%	115%	149%		202%	237%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Investment Adviser had not waived part of its investment advisory fee, the expense and net investment loss ratios to average net assets would have been 1.81% and (1.42)%, respectively.

See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2007		FOR THE YEAR ENDED SEPTEMBER 30,
			2006	2005	2004		2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$27.66		$25.75	$20.24	$16.83		$12.72	$15.41
Income (loss) from investment operations:
Net investment income (loss)‡	0.04		(0.01)	(0.08)	(0.07)		(0.06)	(0.07)
Net realized and unrealized gain (loss)	3.21		1.92	5.59	3.48		4.17	(2.62)
Total income (loss) from investment operations	3.25		1.91	5.51	3.41		4.11	(2.69)
Net asset value, end of period	$30.91		$27.66	$25.75	$20.24		$16.83	$12.72
Total Return†	11.75	% (1)	7.42%	27.22%	20.26%		32.31%	(17.46)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.81	% (2)	0.80%	0.85%	0.78	%(4)	0.87%	0.80%
Net investment income (loss)	0.29	% (2)	0.12%	(0.37)%	(0.39)	% (4)	(0.43)%	(0.46)%
Supplemental Data:
Net assets, end of period, in thousands	$20,917		$21,702	$85,887	$85,031		$104,190	$62,606
Portfolio turnover rate	39	% (1)	59%	115%	149%		202%	237%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Investment Adviser had not waived part of its investment advisory fee, the expense and net investment loss ratios to average net assets would have been 0.81% and (0.42)%, respectively.

See Notes to Financial Statements

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

DGRSAR-IU07-00992P-Y03/07	MORGAN STANLEY FUNDS
Morgan Stanley Developing Growth Securities Trust Semiannual Report March 31, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that
occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Developing Growth Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Developing
     Growth Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

     a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 22, 2007

                                        /s/ Ronald E. Robison
                                        Ronald E. Robison
                                        Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Developing
     Growth Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

     a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 22, 2007

                                          /s/ Francis Smith
                                          Francis Smith
                                          Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Developing Growth Securities Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 22, 2007                              /s/ Ronald E. Robison
                                                ---------------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Developing Growth Securities Trust and will be retained by Morgan Stanley Developing Growth Securities Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Developing Growth Securities Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 22, 2007                               /s/ Francis Smith
                                                 ----------------------
                                                 Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Developing Growth Securities Trust and will be retained by Morgan Stanley Developing Growth Securities Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       9